Significant Accounting Policies (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of Net Income (Loss) Per Share Presented in the Statement of Operations	The net income (loss) per share presented in the statement of operations is based on the following:
	For the Three Months Ended September 30, 2023	For the Three Months Ended September 30, 2022
Net income	$36,244	$279,403
Accretion of carrying value to redemption value	(878,570)	(447,388)
Net loss including accretion of carrying value to redemption value	$(842,326)	$(167,985)
	For the Nine Months Ended September 30, 2023	For the Period from January 7, 2022 (inception) through September 30, 2022
Net income (loss)	$1,249,338	$205,781
Accretion of carrying value to redemption value	(3,357,236)	(10,064,211)
Net loss including accretion of carrying value to redemption value	$(2,107,898)	$(9,858,430)

Schedule of Basic and Diluted Net Income/(loss) Per Share
	For the Three Months Ended September 30, 2023		For the Three Months Ended September 30, 2022
	Redeemable Common Stock	Non- Redeemable Common Stock	Redeemable Common Stock	Non- Redeemable Common Stock
Basic and diluted net income/(loss) per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(525,628)	$(316,698)	$(128,510)	$(39,475)
Accretion of carrying value to redemption value	878,570	—	447,388	—
Allocation of net income (loss)	$352,942	$(316,698)	$318,878	$(39,475)
Denominators:
Weighted-average shares outstanding	4,983,493	3,002,625	9,775,000	3,002,625
Basic and diluted net income (loss) per share	$0.07	$(0.11)	$0.03	$(0.01)
	For the Nine Months Ended September 30, 2023		For the Period From January 7, 2022 (inception) through September 30, 2022
	Redeemable Common Stock	Non- Redeemable Common Stock	Redeemable Common Stock	Non- Redeemable Common Stock
Basic and diluted net income/(loss) per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(1,534,269)	$(573,629)	$(6,024,133)	$(3,834,297)
Accretion of carrying value to redemption value	3,357,236	—	10,064,211	—
Allocation of net income (loss)	$1,822,967	$(573,629)	$4,040,078	$(3,834,297)
Denominators:
Weighted-average shares outstanding	8,031,032	3,002,625	3,886,909	2,473,977
Basic and diluted net income (loss) per share	$0.23	$(0.19)	$1.04	$(1.55)

	For the Period from January 19, 2022 (inception) through December 31, 2022
	Redeemable Common Share	(Restated) Non- Redeemable Common Share	Total
Basic and diluted net income/(loss) per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(6,805,147)	$(3,263,136)	$(10,068,283)
Accretion of carrying value to redemption value	10,472,899	—	10,472,899
Allocation of net income/(loss)	$3,667,752	$(3,263,136)	$404,616
Denominators:
Weighted-average shares outstanding	5,452,529	2,614,542
Basic and diluted net income/(loss) per share	$0.67	$(1.25)

Schedule of Financial Statements	The following tables summarize the effect of the restatements on line items from the Company’s financial statements as follows:
	As Previously Reported	Adjustment # 1	Adjustment # 2	As Restated
Balance sheet as of December 31, 2022
Liabilities
Income taxes payable	$194,636	$—	$201,617	$396,253
Deferred tax liability	68,352	—	(68,352)	—
Total liabilities	$262,988	$—	$133,265	$396,253

Commitments and Contingencies	$100,205,591	$—	$(133,265)	$100,072,326

Statement of income for the period from January 19, 2022 (inception) through December 31, 2022

Income taxes	$262,988	$—	$133,265	$396,253
Net income	$537,881	$—	$(133,265)	$404,616
Basic and diluted net income per share, common stock subject to possible redemption	$0.81	$(0.12)	$(0.02)	$0.67
Basic and diluted net loss per share, common stock attributable to Feutune Light Acquisition Corporation	$(1.49)	$0.24	$—	$(1.25)

Statement of changes in stockholders’ deficit for the period from January 19, 2022 (inception) through December 31, 2022

Issuance of representative shares	$517,809	$(445,640)	$—	$72,169
Offering costs	$(6,411,757)	$445,640	$—	$(5,966,117)
Reclassification of common stock subject to redemption	$(93,829,247)	$(1,593,325)	$—	$(95,422,572)
Allocation of offering costs to common stock subject to redemption	$6,154,646	$(330,523)	$—	$5,824,123
Accretion of carrying value to redemption value	$(12,530,012)	$1,923,848	$133,265	$(10,472,899)
Net Income	$537,881	$—	$(133,265)	$404,616

Statement of cash flows for the period from January 19, 2022 (inception) through December 31, 2022
Cash flows from operating activities:
Net income	$537,881	$—	$(133,265)	$404,616
Deferred taxes	$68,352	$—	$(68,352)	$—
Income taxes payable	$194,636	$—	$201,617	$396,253

Supplemental Disclosure of Cash Flow Information:
Change in value of common stock subject to redemption	$93,830,225	$1,593,325	$—	$95,423,550
Allocation of offering costs to common stock subject to redemption	$6,154,646	$(330,523)	$—	$5,824,123
Accretion of carrying value to redemption value	$12,530,012	$(1,923,848)	$(133,265)	$10,472,899

Schedule of Net Income (Loss) Per Share	The net income (loss) per share presented in the statement of income is based on the following:
For the Period from January 19, 2022 (inception) through December 31, 2022
(Restated)
Net income	$404,616
Accretion of carrying value to redemption value	(10,472,899)
Net loss including accretion of carrying value to redemption value	$(10,068,283)